Intangible Assets - Summary Of Intangible Assets and Accumulated Amortization Included In The Consolidated Statements of Condition (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2018 branch	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Intangible Assets [Line Items]
Gross Carrying Amount		$ 240,637	$ 244,137
Accumulated Amortization		(85,603)	(59,748)
Net Carrying Value		155,034	184,389
Number of branches divested | branch	2
Core deposit intangibles
Intangible Assets [Line Items]
Gross Carrying Amount		157,150	160,650
Accumulated Amortization		(28,150)	(8,176)
Net Carrying Value		129,000	152,474
Customer Relationships
Intangible Assets [Line Items]
Gross Carrying Amount		77,865	77,865
Accumulated Amortization		(55,597)	(50,777)
Net Carrying Value		22,268	27,088
Other
Intangible Assets [Line Items]
Gross Carrying Amount		5,622	5,622
Accumulated Amortization		(1,856)	(795)
Net Carrying Value		3,766	$ 4,827
State banking licenses
Intangible Assets [Line Items]
Indefinite-lived intangible assets (excluding goodwill)		$ 300